SCHEDULE OF PATENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 274,700	$ 274,700
Total patents	274,700	274,700
Less: accumulated amortization	(1,401)	(1,099)
TOTAL PATENTS	$ 273,299	$ 273,601